ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about royalty interests and deferred acquisition costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	$ 102,863,762	$ 63,732,457
Depletion	(1,807,592)	(2,347,535)
Other	116,980	(28,096)
Ending Balance	120,727,882	102,863,762
Historical cost	134,793,205
Accumulated depletion	(14,065,323)
First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	21,962,108
Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	252,989
Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment	1,000,000
Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	0
El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	0
Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment	(3,660,365)
Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		562,656
Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		9,023,354
CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		7,039,552
Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		1,301,982
Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		6,185,363
La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		2,268,776
Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,125,253
Producing assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	10,948,693	13,251,612
Depletion	(1,764,226)	(2,302,919)
Other	0	0
Ending Balance	9,466,726	10,948,693
Historical cost	11,595,733
Accumulated depletion	(2,129,007)
Producing assets [Member] | First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	3,393,656
Producing assets [Member] | Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment	0
Producing assets [Member] | Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	(1,748,097)
Producing assets [Member] | El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	2,297,065
Producing assets [Member] | Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment	(3,660,365)
Producing assets [Member] | Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Development assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	86,630,694	45,218,412
Depletion	(30,000)	(30,000)
Other	0	(64,654)
Ending Balance	98,452,230	86,630,694
Historical cost	110,350,467
Accumulated depletion	(11,898,237)
Development assets [Member] | First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	11,147,515
Development assets [Member] | Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	252,989
Development assets [Member] | Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment	1,000,000
Development assets [Member] | Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	1,748,097
Development assets [Member] | El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	(2,297,065)
Development assets [Member] | Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment	0
Development assets [Member] | Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		562,656
Development assets [Member] | Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		9,023,354
Development assets [Member] | CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		7,039,552
Development assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		1,301,982
Development assets [Member] | Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		6,185,363
Development assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		2,268,776
Development assets [Member] | Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,125,253
Exploration assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	5,284,375	5,262,433
Depletion	(13,366)	(14,616)
Other	116,980	36,558
Ending Balance	12,808,926	5,284,375
Historical cost	12,847,005
Accumulated depletion	(38,079)
Exploration assets [Member] | First Majestic Portfolio Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	7,420,937
Exploration assets [Member] | Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets [Member] | Beaufor amendment [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beaufor Amendment	0
Exploration assets [Member] | Endeavor Silver Stream reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	0
Exploration assets [Member] | El Realito reclassification [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Reclassification	0
Exploration assets [Member] | Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interest impairment	$ 0
Exploration assets [Member] | Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		$ 0